Range Cancer Therapeutics ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Biotechnology - 80.4%(a)
2seventy bio, Inc. (b)	34,816	$138,916
Acrivon Therapeutics, Inc. (b)	20,348	154,238
Adicet Bio, Inc. (b)	111,642	126,155
Agenus, Inc. (b)	27,543	94,197
Allogene Therapeutics, Inc. (b)	60,675	150,474
Apollomics, Inc. (b)	12,591	112,061
Arcellx, Inc. (b)	2,175	191,552
Arcus Biosciences, Inc. (b)	9,909	152,995
Aura Biosciences, Inc. (b)	16,797	156,380
Autolus Therapeutics PLC - ADR (b)	41,866	138,995
Bicycle Therapeutics PLC - ADR (b)	6,707	136,823
Biomea Fusion, Inc. (b)	20,985	151,931
BioNTech SE - ADR (b)	1,356	160,537
Blueprint Medicines Corporation (b)	1,940	186,977
Caribou Biosciences, Inc. (b)	82,494	180,662
Compass Therapeutics, Inc. (b)	97,931	159,628
Cullinan Therapeutics, Inc. (b)	9,891	133,034
Day One Biopharmaceuticals, Inc. (b)	12,286	171,144
Erasca, Inc. (b)	59,384	169,838
Exelixis, Inc. (b)	6,096	222,260
Fate Therapeutics, Inc. (b)	42,289	134,056
Genelux Corporation (b)	65,930	177,352
Genmab AS - ADR (b)	6,300	135,450
Geron Corporation (b)	38,321	157,883
Ideaya Biosciences, Inc. (b)	4,547	124,406
IGM Biosciences, Inc. (b)	10,572	106,143
Immatics NV (b)	13,155	109,450
ImmunityBio, Inc. (b)	47,984	241,839
Immunocore Holdings PLC - ADR (b)	5,075	166,156
Inhibrx Biosciences, Inc. (b)	9,608	146,618
Innate Pharma SA - ADR (b)	77,350	119,119
Iovance Biotherapeutics, Inc. (b)	17,071	159,102
iTeos Therapeutics, Inc. (b)	13,840	118,332
Janux Therapeutics, Inc. (b)	3,357	151,770
Karyopharm Therapeutics, Inc. (b)	218,791	184,900
Kymera Therapeutics, Inc. (b)	3,454	161,820
Legend Biotech Corporation - ADR (b)	3,265	137,359
MacroGenics, Inc. (b)	48,823	175,275
Mersana Therapeutics, Inc. (b)	85,006	193,814
Monte Rosa Therapeutics, Inc. (b)	29,798	308,707
Nurix Therapeutics, Inc. (b)	6,583	145,550
Nuvalent, Inc. - Class A (b)	1,493	144,343
Nuvation Bio, Inc. (b)	54,548	158,189
Precigen, Inc. (b)	167,496	156,123
Prelude Therapeutics, Inc. (b)	64,409	67,629
RAPT Therapeutics, Inc. (b)	89,076	112,236
Recursion Pharmaceuticals, Inc. - Class A (b)	50,761	358,881
Regeneron Pharmaceuticals, Inc. (b)	145	108,782
Relay Therapeutics, Inc. (b)	20,649	97,050
Replimune Group, Inc. (b)	16,010	225,421
REVOLUTION Medicines, Inc. (b)	3,760	217,516
SpringWorks Therapeutics, Inc. (b)	4,709	195,329
Summit Therapeutics, Inc. (b)	5,681	104,871
Sutro Biopharma, Inc. (b)	45,260	119,939
Syndax Pharmaceuticals, Inc. (b)	9,201	153,841
Tango Therapeutics, Inc. (b)	17,426	68,658
Tyra Biosciences, Inc. (b)	8,311	130,316
Vor BioPharma, Inc. (b)	165,805	137,966
Xencor, Inc. (b)	7,918	202,701
Zentalis Pharmaceuticals, Inc. (b)	45,506	164,277
Zymeworks, Inc. (b)	13,386	188,609
		9,556,575

Chemicals - 2.0%
Ginkgo Bioworks Holdings, Inc. (b)	26,880	233,856

Health Care Technology - 1.6%
Schrodinger, Inc. (b)	8,432	190,310

Pharmaceuticals - 15.4%
Arvinas, Inc. (b)	6,659	177,929
Bristol-Myers Squibb Company	3,350	198,387
Enliven Therapeutics, Inc. (b)	7,483	182,436
Foghorn Therapeutics, Inc. (b)	18,085	144,499
HUTCHMED China, Ltd. - ADR (b)	10,131	171,720
Immuneering Corporation - Class A (b)	58,349	121,949
Kura Oncology, Inc. (b)	8,024	88,585
Lyell Immunopharma, Inc. (b)	135,050	127,636
Merck & Company, Inc.	1,420	144,329
Merus NV (b)	3,336	149,586
Repare Therapeutics, Inc. (b)	50,441	165,447
Y-mAbs Therapeutics, Inc. (b)	12,872	153,434
		1,825,937
TOTAL COMMON STOCKS (Cost $15,987,402)		11,806,678

SHORT-TERM INVESTMENTS - 0.7%		Value
Money Market Funds - 0.7%	Shares
First American Government Obligations Fund - Class X, 4.56% (c)	87,152	87,152
TOTAL SHORT-TERM INVESTMENTS (Cost $87,152)		87,152

TOTAL INVESTMENTS - 100.1% (Cost $16,074,554)		11,893,830
Liabilities in Excess of Other Assets - (0.1)%		(7,250)
TOTAL NET ASSETS - 100.0%		$11,886,580
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
AS - Aksjeselskap
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Range Cancer Therapeutics ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$11,806,678	$–	$–	$11,806,678
Money Market Funds	87,152	–	–	87,152
Total Investments	$11,893,830	$–	$–	$11,893,830

Refer to the Schedule of Investments for further disaggregation of investment categories.